SHARE-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended				9 Months Ended						6 Months Ended	12 Months Ended				9 Months Ended							9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 21, 2012	Jun. 30, 2009	Sep. 30, 2012 Restricted Class A Common Stock	Sep. 30, 2012 Restricted Stock Units	Sep. 30, 2012 Restricted Stock Units Board of Directors	Sep. 30, 2012 Restricted Stock Units Active employees employee	Aug. 02, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Dec. 31, 2009 Time awards	Dec. 31, 2011 Time awards	Dec. 31, 2010 Time awards	Dec. 31, 2011 Performance awards	Dec. 31, 2010 Performance awards	Sep. 30, 2012 Performance awards Restricted Class A Common Stock	Sep. 30, 2012 Phantom Equity Plan	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Class A Common Stock Directors and employees	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Stock Units	Sep. 30, 2012 2012 Equity Incentive Plan Restricted Stock Units Directors and employees	Sep. 30, 2012 2012 Equity Incentive Plan Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Vested time awards Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Unvested time awards Restricted Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Unvested time awards Restricted Stock Units	Sep. 30, 2012 2012 Equity Incentive Plan Performance awards Restricted Class A Common Stock	Sep. 30, 2012 2012 Equity Incentive Plan Performance awards Restricted Stock Units
STOCK-BASED INCENTIVE PLANS
Vesting period (in years)							1 year	4 years				5 years					5 years
Period of participant's continued service												7 years				3 years	7 years
Aggregate number of Units that may be issued under Phantom Equity Plan (in shares)				15,300,000																		35,500,000
Number of shares issued (in shares)																							1,381,135
Issue price (in dollars per share)	$ 17		$ 17						$ 21.90	$ 17
Awards granted (in shares)							74,110	231,100			4,170,566	1,156,479	3,997,052	578,277					0		348,851			3,073,118	0	3,560,223	0
Number of active employees to whom awards have been issued (in employees)								2,311
Number of shares per employee (in shares)								100
Conversion of Restricted Class A common stock (awards vested) to Class A common stock upon vesting (in shares)					(596,797)	(123)
Forfeitures (in shares)																		(389,482)		(37,958)
Nonvested stock awards (in shares)					5,647,062	310,770					4,170,566	8,731,276	7,669,121	5,920,118	5,389,005
Share-based compensation expense	$ 26.9	$ 2.2									$ 0.6	$ 3.0	$ 2.8